1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Concentrations) - Total Revenues [Member]	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Concentration risk percentage	100.00%	100.00%
Customer A [Member]
Concentration risk percentage	11.00%	4.00%
Customer B [Member]
Concentration risk percentage	10.00%	7.00%
Customer C [Member]
Concentration risk percentage	10.00%	16.00%
Customer D [Member]
Concentration risk percentage	0.00%	12.00%
All others [Member]
Concentration risk percentage	69.00%	61.00%